Label	Element	Value
First Investors Life Series Limited Duration High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	First Investors Life Series Limited Duration High Quality Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income consistent with low volatility of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company.  This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus.  If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option.  If they were included, the expenses shown in the table below would be higher.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade bonds.  For purposes of this policy, investment grade bonds also include other investment grade fixed-income securities.

The Fund defines investment grade debt securities as those that are rated within the four highest ratings categories by Moody's Investors Service, Inc. (“Moody's”) or Standard & Poor's Ratings Services (“S&P”) or that are unrated but determined by the Fund's investment adviser, Foresters Investment Management Company, Inc. (“FIMCO” or “Adviser”), to be of quality equivalent to those within the four highest ratings categories of Moody's or S&P.

The Fund may invest in a variety of different types of investment grade securities, including corporate bonds, securities issued or guaranteed by the U.S. Government or U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government), mortgage-backed and other asset-backed securities.  The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to investment grade bonds and other debts securities.  The Fund may invest also in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.

The Fund seeks to maintain an average weighted duration of between two and six years.  Duration is a measurement of a bond’s sensitivity to changes in interest rates.  For every 1% change in interest rates, a bond’s price generally changes approximately 1% in the opposite direction for each year of duration.  For example, if a portfolio of fixed income securities has an average weighted duration of six years, its value can be expected to fall about 6% if interest rates rise by 1%.  Conversely, the portfolio's value can be expected to rise approximately 6% if interest rates fall by 1%.  As a result, prices of securities with longer durations tend to be more sensitive to interest rate changes than prices of securities with shorter durations.  By comparison, a debt security's “maturity” is the date on which the security matures and the issuer is obligated to repay principal.  Duration is typically not equal to maturity.

In making investment decisions, the Fund considers the outlook for interest rates, economic forecasts and market conditions, credit ratings, and its own analysis of an issuer's financial condition.  The Fund will not necessarily sell an investment if its rating is reduced and it may hold securities that have been downgraded below investment grade (commonly known as "high yield" or "junk" bonds).

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  Here are the principal risks of investing in the Fund:

Credit Risk.  This is the risk that a debt issuer may become unable or unwilling to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed and asset-backed securities, the credit quality of the underlying loans.  Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.

Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund's share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind, or value.

Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflects the risks of the instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will indirectly bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.

Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.

Market Risk.  The prices of the debt securities held by the Fund may decline in response to certain events, such as general economic and market conditions, adverse political or regulatory developments, interest rate fluctuations, and those events directly involving the issuers.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed and other asset-backed securities.  When interest rates decline, borrowers tend to refinance their loans.  When this occurs, the loans that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund's income and share price.  Conversely, when interest rates rise, borrowers tend to repay their loans less quickly which, will generally increase both the Fund's sensitivity to interest rates and its potential for price declines.

Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund.  The bar chart shows the Fund’s performance for the past calendar year.  The table shows how the Fund’s average annual returns for the past calendar year ended December 31 compare to those of a broad measure of market performance.  The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest.  If they were included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest quarterly return was 0.41% (for the quarter ended March 31, 2015) and the lowest quarterly return was -0.72% (for the quarter ended June 30, 2015).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 0.41% (for the quarter ended March 31, 2015)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was -0.72% (for the quarter ended June 30, 2015)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2015
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
First Investors Life Series Limited Duration High Quality Bond Fund | BofA Merrill Lynch 1-5 Year U.S. Broad Market Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.06%
Life of Fund*	rr_AverageAnnualReturnSinceInception	1.04%	[1]
First Investors Life Series Limited Duration High Quality Bond Fund | First Investors Life Series Limited Duration High Quality Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	505
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	871
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,900
Annual Return 2015	rr_AnnualReturn2015	(0.51%)
1 Year	rr_AverageAnnualReturnYear01	(0.51%)
Life of Fund*	rr_AverageAnnualReturnSinceInception	(2.08%)	[1]

[1]	The average annual returns shown are for the period since the Fund's commencement on July 1, 2014.